Pension Plans and Other Postretirement Benefits - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2015
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Recognition of prior service credits for transfer of pension plan resulting from an acquisition	$ 9,529,000	$ 10,548,000
Recognition of net losses for transfer of pension plan resulting from an acquisition	42,442,000	3,545,000	51,880,000
Percentage of change in assumed health care cost trend rate have nominal effect on service and interest costs and projected benefit obligations	1.00%
Impact to projected benefit obligation	1,000,000
Estimated contributions to defined benefit pension plans	12,200,000
Contribution made to defined contribution plans	6,800,000	6,300,000	7,000,000
Plan Assets [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total plan assets, investments in insurance contracts	92,600,000	81,300,000
Defined Benefit Pension Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net benefit costs recognized	22,429,000	22,864,000	13,543,000
Defined Benefit Pension Plans [Member] | Scenario Forecast [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net loss				5,700,000
Net prior service cost (credit)				(1,700,000)
Other Postretirement Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Years of service	10 years
Other Postretirement Benefits Plan, description	In general, the plan applies to employees hired by Dow before January 1, 2008 and transferred to the Company in connection with the Acquisition, and who are at least 50 years old with 10 years of service. The plan allows for spouse coverage as well. If an employee was hired on or before January 1, 1993, the coverage extends past age 65. For employees hired after January 1, 1993 but before January 1, 2008, coverage ends at age 65.
Net benefit costs recognized	787,000	545,000	518,000
Other Postretirement Plans [Member] | Brazil [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit medical plan, description	The extended medical plan must include the same level of coverage and other conditions offered to active employees, whereas former employees must assume 100% of the premium cost.
Liabilities recorded under defined benefit plan, business acquisition	2,700,000
Increase in goodwill	1,700,000
Net periodic benefit costs	1,000,000
Other Postretirement Plans [Member] | Netherlands [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit curtailment gain	1,500,000
Benefits ceased, date	Jan. 01, 2015
Other Postretirement Plans [Member] | Scenario Forecast [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net prior service cost (credit)				100,000
Other Postretirement Plans [Member] | Minimum [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Insurance coverage age limit	50 years
Other Postretirement Plans [Member] | Maximum [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Insurance coverage age limit	65 years
Successor Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Recognition of prior service credits for transfer of pension plan resulting from an acquisition		13,000,000
Recognition of net losses for transfer of pension plan resulting from an acquisition		1,400,000
Supplemental Employee Retirement Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net benefit costs recognized	1,300,000	2,300,000	2,600,000
Change in plan assumptions, actuarial loss			2,200,000
Tax impact of Gain (loss) arising from change in plan assumptions			1,400,000
Benefit obligations	13,200,000	12,700,000
Amounts of net loss included in AOCI	2,000,000	2,900,000
Amortization from AOCI into net periodic benefit costs	800,000	700,000
Supplemental Employee Retirement Plan [Member] | Scenario Forecast [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Amortization from AOCI into net periodic benefit costs				$ 800,000